Note 12 - Share-based Incentive Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
12.
SHARE-BASED INCENTIVE PLAN

The Company maintains a restricted stock incentive plan for the purpose of attracting and retaining officers, key employees and non-employee board members. Share awards vest in equal annual installments over a three
to
ten
year period from date of issuance. Non-vested shares have voting rights and are eligible for any dividends paid to common shares. The Company recognized compensation cost for these fixed awards over the service vesting period, which represents the requisite service period, using the straight-line method. The value of non-vested shares was calculated based on the offering price of the shares in the most recent private placement offering of
$20.00,
adjusted for stock dividends since granted and assumed selling costs (currently
$8.02
), which management believes approximates fair market value as of the date of grant.

A summary of the activity for the Company's restricted stock was as follows:

Outstanding shares:	Common Shares
Balance at December 31, 2018	119,656
Granted	76,531
Forfeited	(7,170)
Vested	(63,076)
Balance at December 31, 2019	125,941

The non-vested restricted shares outstanding as of
December
31,
2019
will vest over the next
one
to
ten
years.

The value of non-vested restricted stock granted for the years ended
December
31,
2019
and
2018
was approximately
$1.7
 million and
$2.1
 million, respectively.

Share-based compensation expense for the years ended
December
31,
2019
and
2018
was approximately
$686,000
and
$461,000,
respectively.